Other investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about unconsolidated structured entities controlled by investment entity [abstract]
Schedule of other investments

Non-current	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2025 Total £m	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2024 Total £m
1 January	843	257	1,100	931	206	1,137
Exchange adjustments	(73)	(17)	(90)	4	4	8
Additions	97	56	153	70	38	108
Net fair value movements through OCI	157	–	157	(107)	–	(107)
Net fair value movements through profit or loss	–	(27)	(27)	–	29	29
Disposals	(236)	(20)	(256)	(55)	(20)	(75)
31 December	788	249	1,037	843	257	1,100